Transactions with Related Parties	12 Months Ended
Dec. 31, 2013
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

		Year ended December 31,
		2012	2013

Balance Sheet
Advances for drillships under construction and related costs		$960	$1,185
Drilling rigs, drillships, machinery and equipment, net		$-	$5,692
	Year ended December 31,
Statement of Operations	2011	2012	2013
Service Revenue, net - Cardiff Marine Inc.	$2,357	$6,193	$-
Service Revenue, net - Cardiff Drilling Inc.	-	-	10,786
General and administrative expenses:

-Vivid Finance Limited	5,230	10,768	16,623
-Azara	-	-	5,000
-Basset	-	2,676	4,200
-Amortization of CEO's stock based compensation	$-	$-	$1,358

Global Services Agreement: On December 1, 2010, DryShips entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which DryShips engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries. In consideration of such services, DryShips paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement were expensed in the consolidated statement of operations or capitalized as a component of "Advances for drillships under construction and related costs" being a directly attributable cost to the construction, as applicable, and as a shareholders' contribution to capital ("Additional paid-in capital").

Effective January 1, 2013, DryShips terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective as of January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig UDW and Cardiff Drilling Inc. (formerly known as Cardiff Oil & Gas Management), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, with the same terms and conditions as in the previous Global Services Agreement between DryShips and Cardiff, except that under the New Global Services Agreement, the Company is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and $0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between DryShips and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company and DryShips, Mr. George Economou, pursuant to which Vivid acts as a consultant on financing matters for DryShips and its affiliates, Vivid provided the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services in respect of the Company, Vivid was entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and (ii) at any time by the mutual agreement of the parties. The Company did not pay for services provided in accordance with this agreement, DryShips paid for the services. Accordingly, these expenses were recorded in the consolidated statement of operations (or as otherwise required by US GAAP) and as a shareholders contribution to capital ("Additional paid-in capital").

Effective January 1, 2013, Ocean Rig Management entered into a new consultancy agreement with Vivid, on the same terms and conditions as the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, the Company is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.

In connection with Ocean Rig Management's entry into the new consultancy agreement described above, the consultancy agreement between DryShips and Vivid was amended, effective as of January 1, 2013, to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig UDW and its subsidiaries.

Basset Holdings Inc.: Under the consultancy agreement effective from June 1, 2012, between the Company's wholly owned subsidiary, Eastern Med Consultants Inc. and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2013). On August 20, 2013, the Compensation Committee of Ocean Rig approved that a cash bonus of $3.0 million be paid to Basset for the contribution of Antony Kandylidis services as Executive Vice President.

For the year ended December 31, 2012, the Company incurred costs of $2.7 million including a sign-on bonus of Euro 1.5 million ($1.8 million based on the Euro/U.S. Dollar exchange rate as of December 31, 2012) related to this agreement. For the period ended December 31, 2013, the Company incurred costs of $4.2 million (including a cash bonus of $3 million) related to this agreement.

Azara Services S.A.: Under the consultancy agreement entered on September 9, 2013 and effective from January 1, 2013, between the Company's wholly owned subsidiary, Eastern Med Consultants Inc. and Azara Services S.A. ("Azara"), a related party entity incorporated in the Republic of Marshall Islands, Azara provides consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of the Company.  The annual remuneration to be awarded to Azara under the consultancy agreement is $2,500 in cash. For the year ended December 31, 2013, the Company incurred costs of $5,000 related to this agreement which are included in "General and administrative expenses" in the consolidated statement of operations, including a sign on bonus of $2,500. In addition, on August 20, 2013, the Company's Compensation Committee approved a sign-on bonus of 150,000 shares of the Company's common stock to Azara, relating to the services of Mr. George Economou as Chief Executive Officer of the Company. The shares vest over a period of two years  with 50,000 shares vesting on the grant date, 50,000 shares vesting on August 20, 2014 and 50,000 vesting on August 20, 2015, respectively. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig's shares on the grant date of $17.56 per share.

Private offering

A company controlled by DryShips' Chairman, President and Chief Executive Officer, Mr. George Economou, purchased 2,869,428 common shares, or 2.38% of the Company's outstanding common shares, in the private offering that was completed on December 21, 2010. The offering price was $17.50 per share. The price per share paid was the same as that paid by other investors taking part in the private offering.

In April 2012, companies affiliated with the Company`s Chairman and Chief Executive Officer, Mr. George Economou, purchased a total of 2,185,000 common shares of the Company in the public offering of the Company's common shares by DryShips that was completed on April 17, 2012.

Intercompany loan

During March and April 2011, the Company borrowed an aggregate of $175,500, without interest, from DryShips through shareholder loans for capital expenditures and general corporate purposes. On April 20, 2011, these intercompany loans were repaid.

Legal Services

Mr. Savvas D. Georghiades, a member of the Company's board of directors, provides legal services to the Company and to its predecessor, Primelead Limited through his law firm, Savvas D. Georghiades, Law Office. In the years ended December 31, 2011, 2012 and 2013, the Company and Primelead Limited expensed and paid fees amounting to Euro 47,390 ($61 based on the Euro/U.S. Dollar exchange rate at December 31, 2011), Euro 41,623 ($55 based on the Euro/U.S. Dollar exchange rate at December 31, 2012) and Euro 13,193 ($18 based on the Euro/U.S. Dollar exchange rate at December 31, 2013) respectively for the legal services provided by Mr. Georghiades. No balance due to Mr. Savvas D. Georghiades existed as of December 31, 2012 and 2013.